Related Party Transactions and Balances (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Salaries, benefits, and consulting fees	$ 470	$ 347	$ 882	$ 923
ICC [Member]
Statement [Line Items]
Salaries, benefits, and consulting fees			$ 181	$ 259